CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (182,086)	$ (172,553)	$ (733,064)	$ (595,430)	$ (831,479)
Defined benefit pension plans:
Unrecognized actuarial gain (loss)	(4,056)	5,016	(8,389)	4,034	3,452
Applicable income taxes	1,622	(2,006)	3,356	(1,613)	(1,381)
Unrecognized gain (loss) arising during period, net of income taxes	(2,434)	3,010	(5,033)	2,421	2,071
Curtailment loss, net of settlement losses of $1,014 and $1,403 for the three and nine months ended September 30, 2017 included in net periodic benefit cost	1,014	(33)	(1,792)	(33)	(154)
Applicable income taxes	(406)	13	716	13	62
Curtailment loss, net of settlement losses included in net periodic benefit cost, net of income taxes	608	(20)	(1,076)	(20)	(92)
Other comprehensive gain (loss)	(1,826)	2,990	(6,109)	2,401	1,979
Comprehensive loss	(183,912)	(169,563)	(739,173)	(593,029)	(829,500)
Comprehensive loss (income) attributable to noncontrolling interests	(135)	(256)	(737)	108	(551)
Comprehensive income (loss) attributable to stockholders	$ (184,047)	$ (169,819)	$ (739,910)	$ (592,921)	$ (830,051)